Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2021	May 31, 2020	Jun. 30, 2022	Dec. 31, 2022
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				$ 2,541,678
Carrying Value as of December 31, 2022	$ 2,541,678			1,436,224
Current	(413,340)			(300,649)
Non-Current	(666,409)			(264,106)
Credit Agricole Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments				(72,000)
Citibank / K-Sure Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments				(77,300)
BNPP Sinosure Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2022			$ 5,100
2020 $225.0 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments				(99,100)
2021 $43.6 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments				(41,900)
2021 $146.3 Million Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021	146,300
2021 Ocean Yield Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				70,200
Carrying Value as of December 31, 2022	70,200
Unsecured Senior Notes Due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Drawdowns		$ 26,500
Convertible Notes Due 2022
Reconciliation Of Changes In Borrowings [Roll Forward]
Noncash accretion and amortization				1,400
Convertible Notes Due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Noncash accretion and amortization				11,300
Gross carrying amount
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				3,145,623
Drawdowns				122,638
Repayments				(1,135,104)
Other Activity				184,565
Carrying Value as of December 31, 2022	3,145,623			1,948,592
Current				(358,055)
Non-Current				(1,590,537)
Gross carrying amount | Credit Agricole Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				72,838
Drawdowns				0
Repayments				(73,591)
Other Activity				(753)
Carrying Value as of December 31, 2022	72,838			0
Current				0
Non-Current				0
Gross carrying amount | Citibank / K-Sure Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				77,781
Drawdowns				0
Repayments				(78,401)
Other Activity				(620)
Carrying Value as of December 31, 2022	77,781			0
Current				0
Non-Current				0
Gross carrying amount | Hamburg Commercial Bank Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				37,024
Drawdowns				0
Repayments				(3,292)
Other Activity				0
Carrying Value as of December 31, 2022	37,024			33,732
Current				(3,292)
Non-Current				(30,440)
Gross carrying amount | Prudential Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				44,832
Drawdowns				0
Repayments				(5,546)
Other Activity				0
Carrying Value as of December 31, 2022	44,832			39,286
Current				(5,546)
Non-Current				(33,740)
Gross carrying amount | 2019 DNB / GIEK Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				45,450
Drawdowns				0
Repayments				(7,112)
Other Activity				0
Carrying Value as of December 31, 2022	45,450			38,338
Current				(7,113)
Non-Current				(31,225)
Gross carrying amount | BNPP Sinosure Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				86,314
Drawdowns				5,075
Repayments				(10,813)
Other Activity				0
Carrying Value as of December 31, 2022	86,314			80,576
Current				(10,909)
Non-Current				(69,667)
Gross carrying amount | 2020 $225.0 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				145,636
Drawdowns				0
Repayments				(107,871)
Other Activity				0
Carrying Value as of December 31, 2022	145,636			37,765
Current				(5,134)
Non-Current				(32,631)
Gross carrying amount | 2021 $21.0 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				19,245
Drawdowns				0
Repayments				(19,245)
Other Activity				0
Carrying Value as of December 31, 2022	19,245			0
Current				0
Non-Current				0
Gross carrying amount | 2021 $43.6 Million Credit Facility
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				43,550
Drawdowns				0
Repayments				(43,550)
Other Activity				0
Carrying Value as of December 31, 2022	43,550			0
Current				0
Non-Current				0
Gross carrying amount | Ocean Yield Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				126,334
Drawdowns				0
Repayments				(11,542)
Other Activity				519
Carrying Value as of December 31, 2022	126,334			114,273
Current				(89,030)
Non-Current				(25,243)
Gross carrying amount | BCFL Lease Financing (LR2s)
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				77,604
Drawdowns				0
Repayments				(11,011)
Other Activity				(465)
Carrying Value as of December 31, 2022	77,604			67,058
Current				(10,431)
Non-Current				(56,627)
Gross carrying amount | CSSC Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				132,957
Drawdowns				0
Repayments				(14,565)
Other Activity				(773)
Carrying Value as of December 31, 2022	132,957			119,165
Current				(14,310)
Non-Current				(104,855)
Gross carrying amount | BCFL Lease Financing (MRs)
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				68,888
Drawdowns				0
Repayments				(15,686)
Other Activity				0
Carrying Value as of December 31, 2022	68,888			53,202
Current				(16,304)
Non-Current				(36,898)
Gross carrying amount | 2018 CMBFL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				111,986
Drawdowns				0
Repayments				(111,986)
Other Activity				0
Carrying Value as of December 31, 2022	111,986			0
Current				0
Non-Current				0
Gross carrying amount | $116.0 Million Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				95,789
Drawdowns				0
Repayments				(95,789)
Other Activity				0
Carrying Value as of December 31, 2022	95,789			0
Current				0
Non-Current				0
Gross carrying amount | AVIC Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				106,405
Drawdowns				0
Repayments				(28,636)
Other Activity				0
Carrying Value as of December 31, 2022	106,405			77,769
Current				(77,769)
Non-Current				0
Gross carrying amount | China Huarong Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				103,416
Drawdowns				0
Repayments				(103,416)
Other Activity				0
Carrying Value as of December 31, 2022	103,416			0
Current				0
Non-Current				0
Gross carrying amount | $157.5 Million Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				109,657
Drawdowns				0
Repayments				(109,657)
Other Activity				0
Carrying Value as of December 31, 2022	109,657			0
Current				0
Non-Current				0
Gross carrying amount | COSCO Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				61,050
Drawdowns				0
Repayments				(61,050)
Other Activity				0
Carrying Value as of December 31, 2022	61,050			0
Current				0
Non-Current				0
Gross carrying amount | 2020 CMBFL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				41,332
Drawdowns				0
Repayments				(3,242)
Other Activity				0
Carrying Value as of December 31, 2022	41,332			38,090
Current				(3,242)
Non-Current				(34,848)
Gross carrying amount | 2020 TSFL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				43,928
Drawdowns				0
Repayments				(3,321)
Other Activity				0
Carrying Value as of December 31, 2022	43,928			40,607
Current				(3,321)
Non-Current				(37,286)
Gross carrying amount | 2020 SPDB-FL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				87,111
Drawdowns				0
Repayments				(6,495)
Other Activity				0
Carrying Value as of December 31, 2022	87,111			80,616
Current				(6,495)
Non-Current				(74,121)
Gross carrying amount | 2021 AVIC Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				90,913
Drawdowns				0
Repayments				(7,251)
Other Activity				0
Carrying Value as of December 31, 2022	90,913			83,662
Current				(7,252)
Non-Current				(76,410)
Gross carrying amount | 2021 CMBFL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				74,565
Drawdowns				0
Repayments				(6,520)
Other Activity				0
Carrying Value as of December 31, 2022	74,565			68,045
Current				(6,520)
Non-Current				(61,525)
Gross carrying amount | 2021 TSFL Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				54,377
Drawdowns				0
Repayments				(4,380)
Other Activity				0
Carrying Value as of December 31, 2022	54,377			49,997
Current				(4,380)
Non-Current				(45,617)
Gross carrying amount | 2021 CSSC Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				53,893
Drawdowns				0
Repayments				(5,262)
Other Activity				0
Carrying Value as of December 31, 2022	53,893			48,631
Current				(5,262)
Non-Current				(43,369)
Gross carrying amount | 2021 $146.3 Million Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				146,250
Drawdowns				0
Repayments				(12,551)
Other Activity				0
Carrying Value as of December 31, 2022	146,250			133,699
Current				(13,179)
Non-Current				(120,520)
Gross carrying amount | 2021 Ocean Yield Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				69,783
Drawdowns				0
Repayments				(5,850)
Other Activity				0
Carrying Value as of December 31, 2022	69,783			63,933
Current				(5,850)
Non-Current				(58,083)
Gross carrying amount | 2022 AVIC Lease Financing
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				0
Drawdowns				117,204
Repayments				(4,584)
Other Activity				0
Carrying Value as of December 31, 2022	0			112,620
Current				(9,168)
Non-Current				(103,452)
Gross carrying amount | IFRS 16 - Leases - 3 MR (See Note 6)
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				29,268
Drawdowns				0
Repayments				(8,130)
Other Activity				0
Carrying Value as of December 31, 2022	29,268			21,138
Current				(8,622)
Non-Current				(12,516)
Gross carrying amount | IFRS 16 - Leases - $670.0 Million (see Note 6)
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				546,730
Drawdowns				0
Repayments				(70,791)
Other Activity				0
Carrying Value as of December 31, 2022	546,730			475,939
Current				(44,926)
Non-Current				(431,013)
Gross carrying amount | Unsecured Senior Notes Due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				70,050
Drawdowns				359
Repayments				0
Other Activity				(42)
Carrying Value as of December 31, 2022	70,050			70,451
Current				0
Non-Current				(70,451)
Gross carrying amount | Convertible Notes Due 2022
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				68,312
Drawdowns				0
Repayments				(69,695)
Other Activity				(1,383)
Carrying Value as of December 31, 2022	68,312			0
Current				0
Non-Current				0
Gross carrying amount | Convertible Notes Due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				202,355
Drawdowns				0
Repayments				(14,273)
Other Activity				188,082
Carrying Value as of December 31, 2022	202,355			0
Current				0
Non-Current				0
Deferred financing fees
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				24,821
Drawdowns				3,044
Repayments				0
Other Activity				15,107
Carrying Value as of December 31, 2022	24,821			12,758
Current				(1,325)
Non-Current				(11,433)
Deferred financing fees | Unsecured Senior Notes Due 2025
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				2,300
Carrying Value as of December 31, 2022	2,300			1,700
Prepaid interest expense
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				3,747
Drawdowns				0
Repayments				12
Other Activity				0
Carrying Value as of December 31, 2022	3,747			3,735
Current				(3,735)
Non-Current				0
Net carrying amount
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2021				3,117,055
Drawdowns				119,594
Repayments				(1,135,092)
Other Activity				169,458
Carrying Value as of December 31, 2022	$ 3,117,055			1,932,099
Current				(352,995)
Non-Current				$ (1,579,104)